Fair Value	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value

NOTE 15 - FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of asset and liability:

Securities: The fair values for investment securities are determined by quoted market prices, if available

(Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3).

Derivatives: The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly. Appraisals for impaired loans are generally obtained annually but may be obtained more frequently based on changing circumstances as part of the aforementioned quarterly evaluation.

Foreclosed Assets: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Foreclosed assets are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Loans Held For Sale: During 2014 the Company elected the fair value option for loans held for sale to align with other accounting policies related to mortgage banking, such as mortgage banking derivatives. These loans are typically sold to an investor following loan origination and the fair value of such accounts are readily available based on direct quotes from investors or similar transactions experienced in the secondary loan market. Fair value adjustments, as well as realized gains and losses are recorded in current earnings. Fair value is determined by market prices for similar transactions adjusted for specific attributes of that loan.

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

	Fair Value Measurements at December 31, 2014 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets
Securities available for sale
U.S. government sponsored entities and agencies	$—	$30,173	$—
U.S. Treasury Bills	20,000	—	—
Mortgage-backed securities-residential	—	339,067	—
Mortgage-backed securities-commercial	—	6,465	—
State and political subdivisions	—	—	—

Total securities available for sale	$20,000	$375,705	$—

Loans held for sale	$—	$18,462	$—

Mortgage banking derivatives	$—	$285	$—

Financial Liabilities
Mortgage banking derivatives	$—	$132	$—

	Fair Value Measurements at December 31, 2013 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets
Securities available for sale
U.S. government sponsored entities and agencies	$—	$14,724	$—
Mortgage-backed securities-residential	—	253,791	—

Total securities available for sale	$—	$268,515	$—

Mortgage banking derivatives	$—	$464	$—

As of December 31, 2014, the unpaid principal balance of loans held for sale was $17,898 resulting in an unrealized gain of $564 included in gains on sale of loans. For the year ended December 31, 2014, the change in fair value related to loans held for sale, which is included in gain on sale of loans, increased $564. None of these loans are 90 days or more past due or on nonaccrual as of December 31, 2014. There were no loans held for sale carried at fair value as of December 31, 2013.

There were no transfers between level 1 and 2 during 2014 and 2013.

Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2013 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans with specific allocations
Real estate:
Residential	$—	$—	$1,133
Commercial	—	—	920

At December 31, 2014, there were no collateral dependent impaired loans carried of fair value. At December 31, 2013, impaired loans with specific allocations had a carrying amount of $2,601, with a valuation allowance of $548. For year ended December 31, 2013, no additional provision for loan losses was recorded related to impaired loans recorded at fair value of collateral.

Foreclosed assets measured at fair value less costs to sell, had a net carrying amount of $715 and $181 as of December 31, 2014 and 2013, respectively. There were no properties at December 31, 2014 that had required write-downs to fair value resulting in no write downs for the year ended December 31, 2014. Foreclosed assets measured at fair value less costs to sell were written down to fair value resulting in a write-down of $190 for the year ended December 31, 3013.

The following table presents quantitative information about recurring Level 3 fair value measurements at December 31, 2013:

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Residential real estate	$1,133	Sales comparison	Adjustment for differences between comparable sales	3%-27%(16%)
Commercial real estate	$920	Sales comparison	Adjustment for differences between comparable sales	0%-16%(16%)

The carrying amounts and estimated fair values of financial instruments, at December 31, 2014 and 2013 are as follows:

		Fair Value Measurements at
	Carrying Amount	December 31, 2014 Using:
		Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$49,347	$49,347	$—	$—	$49,347
Securities available for sale	395,705	20,000	375,705	—	395,705
Certificates of deposit held at other financial institutions	250	—	250	—	250
Securities held to maturity	53,332	—	53,741	—	53,741
Loans held for sale	18,462	—	18,462	—	18,462
Net loans	780,508	—	—	782,745	782,745
Restricted equity securities	5,349	n/a	n/a	n/a	n/a
Servicing rights, net	3,053	—	4,180	—	4,180
Accrued interest receivable	3,545	—	1,368	2,177	3,545
Financial liabilities
Deposits	$1,172,233	$848,158	$326,644	$—	$1,174,802
Federal funds purchased and repurchase agreements	39,078	—	39,078	—	39,078
Federal Home Loan Bank advances	19,000	—	19,146	—	19,146
Accrued interest payable	421	33	388	—	421

	Carrying Amount	Fair Value Measurements at December 31, 2013 Using:
		Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$18,217	$18,217	$—	$—	$18,217
Securities available for sale	268,515	—	268,515	—	268,515
Securities held to maturity	56,575	—	54,004	—	54,004
Loans held for sale	10,694	—	10,694	—	10,694
Net loans	416,404	—	—	415,515	415,515
Restricted equity securities	3,032	n/a	n/a	n/a	n/a
Mortgage servicing rights	2,640	—	3,714	—	3,714
Accrued interest receivable	2,396	—	1,145	1,251	2,396
Financial liabilities
Deposits	$681,300	$480,000	$202,300	$—	$682,300
Federal funds purchased and repurchase agreements	24,291	—	24,291	—	24,291
Federal Home Loan Bank advances	23,000	—	23,023	—	23,023
Accrued interest payable	222	17	205	—	222

The methods and assumptions not previously described used to estimate fair value are described as follows:

(a) Cash and Cash Equivalents: The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.

(b) Loans: Fair values of loans, excluding loans held for sale, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

The fair value of loans held for sale is estimated based upon binding contracts and quotes from third party investors resulting in a Level 2 classification.

(c) Restricted Equity Securities: It is not practical to determine the fair value of Federal Home Loan Bank or Federal Reserve Bank stock due to restrictions placed on its transferability.

(d) Mortgage Servicing Rights: Fair value of mortgage servicing rights is based on valuation models that calculate the present value of estimated net cash flows based on industry market data. The valuation model incorporates assumptions that market participants would use in estimating future net cash flows resulting in a Level 2 classification.

(e) Deposits: The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. The carrying amounts of fixed-term money market accounts approximate their fair values at the reporting date resulting in a Level 1 classification. Fair values for certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

(f) Federal Funds Purchased and Repurchase Agreements: The carrying amounts of federal funds purchased, borrowings under repurchase agreements, and other short-term borrowings, generally maturing within ninety days, approximate their fair values resulting in a Level 2 classification.

(g) Federal Home Loan Bank Advances: The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

(h) Accrued Interest Receivable/Payable: The carrying amounts of accrued interest approximate fair value resulting in a Level 1 or Level 2 classification based on the asset/liability that they are associated with.

(i) Off-balance Sheet Instruments: Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The fair value of commitments is not material.